Related Party Balances and Transactions - Schedule of Amount Due from a Related Party-current (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Repayment of revenue due to related parties	¥ 10,000	¥ 10,000	¥ 7,258
Hunan Qindao Network Media Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Prepayment of revenue due to related parties				¥ 27,258